Quarterly Results (Unaudited) (Tables)	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010
Quarterly Financial Data [Abstract]
Quarterly results (unaudited) table

	Fiscal 2011 Quarter Ended
	October 2	January 1	April 2	July 2	Fiscal Year
	(In thousands except for per share data)
Sales	$9,751,274	$9,384,852	$9,761,660	$10,425,703	$39,323,489
Cost of sales	7,905,170	7,623,185	7,929,111	8,471,311	31,928,777

Gross profit	1,846,104	1,761,667	1,832,549	1,954,392	7,394,712
Operating expenses	1,339,864	1,324,642	1,405,062	1,393,642	5,463,210

Operating income	506,240	437,025	427,487	560,750	1,931,502
Interest expense	31,101	28,060	28,972	30,134	118,267
Other expense (income), net	(1,684)	(1,300)	(6,957)	(4,278)	(14,219)

Earnings before income taxes	476,823	410,265	405,472	534,894	1,827,454
Income taxes	177,754	152,092	146,994	198,584	675,424

Net earnings	$299,069	$258,173	$258,478	$336,310	$1,152,030

Per share:
Basic net earnings	$0.51	$0.44	$0.44	$0.57	$1.96
Diluted net earnings	0.51	0.44	0.44	0.57	1.96
Dividends declared	0.25	0.26	0.26	0.26	1.03
Market price — high/low	32-27	30-28	31-27	33-28	33-27

Fiscal 2010 Quarter Ended
				July 3	Fiscal Year
	September 26	December 26	March 27	(14 Weeks)	(53 Weeks)
	(In thousands except for per share data)
Sales	$9,081,426	$8,868,499	$8,945,093	$10,348,477	$37,243,495
Cost of sales	7,315,269	7,153,191	7,242,530	8,344,198	30,055,188

Gross profit	1,766,157	1,715,308	1,702,563	2,004,279	7,188,307
Operating expenses	1,268,829	1,252,957	1,270,460	1,420,193	5,212,439

Operating income	497,328	462,351	432,103	584,086	1,975,868
Interest expense	33,800	31,522	27,654	32,501	125,477
Other (income), net	(2,012)	(1,138)	1,028	2,924	802

Earnings before income taxes	465,540	431,967	403,421	548,661	1,849,589
Income taxes	139,335	163,618	155,773	210,880	669,606

Net earnings	$326,205	$268,349	$247,648	$337,781	$1,179,983

Per share:
Basic net earnings	$0.55	$0.45	$0.42	$0.57	$1.99
Diluted net earnings	0.55	0.45	0.42	0.57	1.99
Dividends declared	0.24	0.25	0.25	0.25	0.99
Market price — high/low	26-21	29-24	30-27	32-28	32-21

Quarterly results (unaudited) percentage change table
Percentage change — 2011 vs. 2010:
Sales	7%	6%	9%	1%	6%
Operating income	2	(5)	(1)	(4)	(2)
Net earnings	(8)	(4)	4	(0)	(2)
Basic net earnings per share	(7)	(2)	5	—	(2)
Diluted net earnings per share	(7)	(2)	5	—	(2)